1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Concentrations) (SalesRevenueNetMember)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Percentage of total revenues	100.00%	100.00%
Customer A
Percentage of total revenues	21.00%	13.00%
Customer B
Percentage of total revenues	21.00%	54.00%
All others
Percentage of total revenues	14.00%	1.00%
Customer C
Percentage of total revenues	44.00%	32.00%